Employees' Leaving Entitlement - Schedule of Number and Weighted-Average Exercise Prices of Share Options (Details)		12 Months Ended
	Jul. 15, 2022 shares	Dec. 31, 2024 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, granted	562,512
American Depository Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding at beginning of period		431,160
Number of options, granted	562,512	0
Number of options, forfeited		0
Number of options, exercised		0
Number of options, outstanding at end of period		431,160
Number of options, exercisable		172,464
Weighted average exercise price, outstanding at beginning of period | € / shares		€ 14.71
Weighted average exercise price, granted | € / shares		0
Weighted average exercise price, forfeited | € / shares		0
Weighted average exercise price, exercised | € / shares		0
Weighted average exercise price, outstanding at end of period | € / shares		14.71
Weighted average exercise price, exercisable | € / shares		€ 14.71